Investments	12 Months Ended
Dec. 31, 2023
Investments1 [Abstract]
Investments	Investments
a.Short-term investments

	2023	2022

Securities (a)	17,154	45,544
Investments held in trust account (b)	187,356	240,311
Short-term investments	204,510	285,855

(a)Securities are liquid investment funds, with portfolios holding term deposits, equities, government bonds, and other short-term liquid securities.
(b)Investments held in trust account are investments received through the IPO transaction of PLAO. These funds are restricted and may only be used for purposes of completing an initial business combination or redemption of public shares. These securities are classified and accounted for as Fair Value Through Profit or Loss (“FVTPL”). The investments held in the trust account are comprised of U.S. government securities.
b.Long-term investments

	2023	2022

Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia (a)	18,707	14,777
Lavoro Agro Limited (b)	20,166	—
KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”) (c)	8,917	9,463
Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (d)	2,139	4,427
Patria Infra Energia Core FIP EM Infraestrutura	4,088	4,184
Simba Fundo De Investimento Multimercado	1,038	—
Other investments	2,680	2,406
Long-term investments	57,735	35,257

    Some investments in securities are expected to be maintained until the investment funds' respective termination dates and are measured at FVTPL. As of December 31, 2023, the Group's ownership interest in each of these investments (excluding interest owned indirectly through investment funds in note (a) and (c) below) range from 0.00005% to 5.78%. (December 31, 2022: 0.00006% to 13.2%). Refer to note 30(b) for reconciliation of movements in fair value for level 3 instruments.
(a)Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia is a fully owned investment fund that solely includes a late-stage venture capital investment as part of the Group’s growth equity strategy. As of December 31, 2023, this fund has an investment interest of 26.1% (December 31, 2022: 22.1%) in Startse Informações e Sistemas S/A (“Startse”), an entity in Brazil providing an education platform and a crowdfunding platform for startups. The Group elected to measure the investment at fair value through profit or loss in accordance with IFRS 9.
(b)The Group purchased shares on behalf of PBPE General Partner V, Ltd.’s investment fund PE V in Lavoro Agro Limited (“Lavoro”) at a price of $3.50 per share for a total investment of approximately US$8.2 million. Lavoro is Brazil’s largest agricultural inputs retailer and a leading provider of agriculture biologics inputs in Latin America.
    These performance fees were crystallized in conjunction with the IPO of Lavoro. The limited partner of the fund and Patria agree that as a consequence of successful completion of the transaction, part of performance fee was crystallized through Lavoro shares to Patria (total amount of US$15.5 million). The investment fund also agreed to cover the spread between US$3.50 and US$10 per share on the future sale of the shares by the Group. As of December 31, 2023, the receivable from the investment fund amounts to US$3.5 million for the commitment to cover the spread.
(c)The Group has committed approximately 24% of the capital of KMP Growth Fund II (December 31, 2022: 64%). As of December 31, 2023, KMP Growth Fund II held a direct 9.5% interest in portfolio company (December 31, 2022: 10%), Dr. Consulta Clinica Medica Ltda., a Brazil-based healthcare technology company (December 31, 2022: 10%), an indirect 28.23% interest in portfolio company Zenklub Serviços Ltda (December 31, 2022: 0%) and 22.35% indirect interest in portfolio company Consorciei Participações SA (“Consorciei”) (December 31, 2022: 0%). The Group elected to measure the investment at fair value through profit or loss in accordance with IFRS 9.
(d)An investment is held in Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (5.78% of the net asset value as of December 31, 2023 and 13.2% as of December 31, 2022), a trust invested in securities related to agribusiness production chains in Brazil, such as agribusiness receivables, real estate receivables backed by credits from agribusiness production chains and liquidity assets within the agribusiness.
(e)Following is the breakdown of long-term investments by region:

	2023	2022

Brazil	55,930	33,490
Other	1,805	1,767
Balance	57,735	35,257
Single investments held through investment funds are allocated in accordance with the country of incorporation of underlying investments.
c.Investments in associates
Below is information on the Group in respect of investments in associates as of December 31, 2023 and December 31, 2022, the country of incorporation or registration is also their principal place of business, and the proportion of ownership interest is the same as the proportion of voting rights held.

	December 31, 2022	Changes in Equity	Equity in earnings	Associate derecognized	Other comprehensive income	December 31, 2023

Equity-accounted method
Investment in associate (a)	7,977	528	(753)	(6,931)	90	911

	December 31, 2021	Changes in Equity	Equity in earnings	Additions	Other comprehensive income	December 31, 2022

Equity-accounted method
Investment in associate	—	223	(2,351)	10,004	101	7,977
The share of profits/(losses), brand and non-contractual customer relationship amortization for the years ending December 31, 2023 and 2022 include the impact from Kamaroopin, previously recognized as an investment in associate up until control was acquired on April 12, 2023 (note 29).

Share of equity-accounted earnings
	2023	2022

Non-contractual customer relationships amortization	(572)	(2,115)
Brand amortization	(9)	(35)
Share of profits or (losses) from associates	(172)	(201)
Total	(753)	(2,351)

*        Amortization on identifiable intangible assets acquired from investments with significant influence are included in share of equity-accounted earnings in the Group’s consolidated income statement.
(a)Associate is composed of a single investee:
    Uliving Holding S.A. incorporated in Brazil (41.25% of the total and voting capital as of December 31, 2023 and 36.7% as of December 31, 2022) is an associate of VBI and its main economic activity is the holdings of non-financial institutions.
d.Derivative financial instruments
The fair value of derivative financial instruments, comprised of forwards, warrants and options is determined in accordance with the following criteria:
•Forward exchange contracts – at the market quotation value and the installments receivable or payable are prefixed to a future date, adjusted to present value based on market rates.
•Options – option contracts provide the purchaser the right to buy the instrument at a pre-determined base price at a future date.
•Warrants – the warrant liabilities issued by PLAO contain features that qualify as embedded derivatives. The fair value has been measured based on the listed market price of such warrants.
Forward exchange contracts
The Group has previously entered into forward exchange contracts to protect against changes in future cash flows and exchange rate variation of net investments in foreign operations known as Non-Deliverable Forward (“NDF”) contracts. As of December 31, 2023 (see table 12.d.1 with the composition of the derivative financial instrument portfolio for December 31, 2022) there are no open forward exchange contracts.
VBI – option arrangements
The business combination with VBI (as disclosed in note 29), includes a call and put option arrangement (collectively “VBI Option arrangements”) with the non-controlling interest shareholders, exercisable at specified future dates and linked to the second stage of the business combination. The original VBI shareholders granted to the Group a call option arrangement (“VBI call option”) which includes the right for the potential acquisition of the remaining non-controlling interest of VBI. The exercise price will be equal to a pre-determined formula based on the value of VBI’s fee earning assets under management on the exercise date and adjusted for interest.
The Group has no obligation to exercise the VBI call option and can exercise at its discretion in accordance with the VBI call option exercise dates (see below) to be settled in a combination of cash consideration and Class A common shares.
In addition, the Group granted a put option arrangement (“VBI put option”) to the non-controlling shareholders of VBI that is linked to the second stage of the business combination. It is exercisable at specified future dates (see below) at the discretion of the non-controlling shareholders and upon expiry of the VBI call option mentioned above. The financial implications of the VBI put option are disclosed under note 20 (d) recognized at the present value of the expected redemption amount payable. The maturity profile of the VBI Option arrangements is detailed below:
–The VBI call option and VBI put option (after amendment of the shareholders agreement in 2023) shall only be exercisable between the second anniversary of the acquisition closing date (inclusive) and the third anniversary date of the acquisition closing date (inclusive).
The non-controlling shareholders currently have all the economic benefits associated with ownership of shares representing non-controlling interest.
Igah IV – option arrangements
The business combination with Igah IV (as disclosed in note 29), includes a call and put option arrangement (collectively “Igah Option arrangements”) with the selling shareholders, exercisable at specified future dates and linked to acquiring the remaining interest in Igah IV. The selling shareholders of Igah IV granted to the Group a call option arrangement (“Igah call option”) which includes the right for the potential acquisition of the remaining interest of Igah IV. The exercise price will be equal to a pre-determined formula based on the value of Igah IV’s fundraising activity until the investments fund’s final closing and firm commitments on the exercise date and adjusted for interest and dividends. From the acquisition date, the selling shareholders of Igah IV are entitled to any dividends from the Company’s Class A common shares that the selling shareholders will receive in connection with the settlement of the Igah Option arrangements (note 29).
The Group has no obligation to exercise the Igah call option and can exercise at its discretion in accordance with the Igah call option exercise dates (see below) to be settled in a combination of cash consideration and Class A common shares.
In addition, the Group granted a put option arrangement (“Igah put option”) to the selling shareholders of Igah IV. It is exercisable at the same terms and method of settlement as the Igah call option with specified future dates (see below) at the discretion of selling shareholders and upon expiry of the Igah call option mentioned above. The financial implications of the Igah put option are disclosed under note 20 (d) recognized at the present value of the expected redemption amount payable.
The maturity profile of the Group’s Igah Option arrangements is detailed below:
–The Igah call option shall only be exercisable between the acquisition date (inclusive) and the fifth anniversary date of the acquisition closing date (inclusive).
–The Igah put option shall only be exercisable up to 2 months after the expiry of the Igah call option (inclusive).
The One Real Estate Investment Fund – option arrangements
Call options were acquired from certain shareholders of The One Real Estate Investment Fund, a real estate investment fund. The call options provide the Group with the right to acquire a non-controlling interest in the real estate investment fund. The call options are exercisable from June 2024.
SPAC – warrant liabilities
On March 14, 2022 PLAO concluded its IPO of 23,000,000 Units including the issuance of 3,000,000 Units as a result of the underwriter’s exercise in full of its over-allotment option. Each Unit consists of one SPAC Class A Ordinary Share, par value $0.0001 per share, and one-half of one redeemable warrant of PLAO (each whole warrant, a “Warrant”). The Units were sold at a price of $10.00 per Unit, generating gross proceeds to PLAO of $230,000,000. Additionally, the Units will automatically separate into their component parts and will not be traded after completion of the initial business combination.
Each whole Warrant entitles the holder thereof to purchase one SPAC Class A Ordinary Share at a price of $11.50 per share, subject to adjustment. The Warrants will become exercisable 30 days after the completion of the initial business combination and will expire five years after the completion of the initial business combination or earlier upon redemption or liquidation. On the exercise of any Warrant, the Warrant exercise price will be paid directly to the SPAC and not placed in the trust account.
The Group recognizes the Warrants as financial liabilities at fair value and remeasures the Warrants at fair value at each reporting period, and any change in fair value is recognized in the Group’s Consolidated Income Statement. The fair value has been measured based on the listed market price of such Warrants. The expected life of the Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Group expects to be zero.
The SPAC Class A Ordinary Shares and Warrants comprising the Units began separate trading on the 52nd day following the date of PLAO’s IPO. As of December 31 2023 and December 31, 2022, 11,500,000 Warrants were in issue by PLAO. In addition, if the SPAC sponsor makes any working capital loans, it may convert those loans into a maximum of 1,500,000 additional private placement warrants, at the price of $1.00 per warrant.
Redemption of Warrants when the price per SPAC Class A Ordinary Share equals or exceeds $18.00: Once the Warrants become exercisable, PLAO may redeem the outstanding Warrants:
•in whole and not in part;
•at a price of $0.01 per Warrant;
•upon a minimum of 30 days’ prior written notice of redemption; and
•if, and only if, the last reported sale price of SPAC Class A Ordinary Shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which PLAO sends the notice of redemption to the Warrant holders.
PLAO will not redeem the Warrants as described above unless an effective registration statement under the Securities Act covering the SPAC Class A Ordinary Shares issuable upon exercise of the Warrants is effective and a current prospectus relating to those SPAC Class A Ordinary Shares is available throughout the 30-day redemption period. Any such exercise would not be on a cashless basis and would require the exercising warrant holder to pay the exercise price for each Warrant being exercised.
Redemption of Warrants when the price per SPAC Class A Ordinary Share equals or exceeds $10.00: Once the Warrants become exercisable, PLAO may redeem the outstanding Warrants:
•in whole and not in part;
•at a price of $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the table set forth in the warrant agreement based on the redemption date and the “redemption fair market value” of SPAC Class A Ordinary Shares (as defined below) except as otherwise described in the warrant agreement;
•if, and only if, the closing price of SPAC Class A Ordinary Shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and
•if the closing price of the SPAC Class A Ordinary Shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted).
Solely for the purposes of this redemption provision, the “redemption fair market value” of the SPAC Class A Ordinary Shares shall mean the volume weighted average price of the SPAC Class A Ordinary Shares for the ten (10) trading days immediately following the date on which notice of redemption is sent to the holders of Warrants.
No fractional SPAC Class A Ordinary Shares will be issued upon redemption. If, upon redemption, a holder would be entitled to receive a fractional interest in a share, PLAO will round down to the nearest whole number of the number of SPAC Class A Ordinary Shares to be issued to the holder.
12.d.1 Derivative financial instrument portfolio composition
Below is the composition of the derivative financial instrument portfolio (assets and liabilities) by type of instrument, fair value and maturity as of December 31, 2023 and December 31, 2022.

Derivative financial instruments	December 31, 2023
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
The One Real Estate Investment Fund call options	11,282	310	10	—	310	—
VBI Call option	86,944	2,896	90	—	2,896	—
Total	98,226	3,206	100	—	3,206	—

Liabilities
Warrants	132,250	321	100	—	321	—
Total	132,250	321	100	—	321	—

Derivative financial instruments	December 31, 2022
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
VBI Call option	86,698	6,322	100	—	—	6,322
Total	86,698	6,322	100	—	—	6,322

Liabilities
Warrants	132,250	1,011	96	—	1,011	—
Forward exchange contracts	4,210	42	4	42	—	—
Total	136,460	1,053	100	42	1,011	—